Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of Classes of Share Capital

	Number of issued shares*	Share capital RMB’million	Additional paid-in capital RMB’million	Shares held for share award schemes RMB’million	Treasury Shares RMB’million
Balance January 1, 2019
(US$0.000083 par value; 4,800,000,000 shares authorized)	3,265,986,486	2	33,776	—	—
Issuance of ordinary shares (note i)	280,512	—	12	—	—
Employee share award schemes
-value of employee service	—	—	637	—	—
-Shares held for share award schemes (note ii)	—	—	—	(31)	—
-Shares allotted and issued for share award schemes (note iii)	88,798,940	—	—	—	—

Balance December 31, 2019
(US$0.000083 par value; 4,800,000,000 shares authorized)	3,355,065,938	2	34,425	(31)	—

Employee share award schemes
-value of employee service	—	—	619	—	—
-Shares held for share award schemes (note ii)	—	—	—	(47)	—
-Shares allotted and issued for share award schemes (note iii)	30,077,800	—	—	—	—
Repurchase of ordinary shares (note iv)	—	—	—	—	(134)

Balance December 31, 2020
(US$0.000083 par value; 4,800,000,000 shares authorized)	3,385,143,738	2	35,044	(78)	(134)

Expiry of put right of puttable ordinary shares (Note 26 (ii))	—	—	535	—	—
Employee share award schemes
-value of employee service	—	—	659	—	35
-Shares held for share award schemes (note ii)	—	—	—	(105)	—
Issuance of ordinary shares	5,010,526	—	—	—	—
Repurchase of ordinary shares (note iv)	—	—	—	—	(3,561)

Balance December 31, 2021
(US$0.000083 par value; 4,800,000,000 shares authorized)	3,390,154,264	2	36,238	(183)	(3,660)

As at December 31, 2020 and 2021, analysis of the Company’s issued shares is as follows:

	As at December 31, 2020		As at December 31, 2021
	Number of issued shares	Share capital RMB’million	Number of issued shares	Share capital RMB’million
Class A ordinary shares	1,670,004,560	1	1,675,015,086	1
Class B ordinary shares	1,715,139,178	1	1,715,139,178	1

	3,385,143,738	2	3,390,154,264	2

*	All issued shares are fully paid as at December 31, 2020 and 2021.
(i)
On February 20, 2019, the Company completed a private placement, where the Company sold to Tencent 280,512 Class A ordinary shares with an aggregate value of US$1.8 million at the offering price per share in our initial public offering for distribution to its eligible shareholders as required by the relevant listing rules of the Hong Kong Stock Exchange.

(ii)
During the years ended December 31, 2019, 2020 and 2021, the Share Scheme Trust withheld 617,634, 1,046,852 and 1,878,732 Class A ordinary shares of the Company for an amount of approximately RMB31 million, RMB47 million and RMB105 million which had been deducted from the equity.

(iii)
As at December 31, 2019, 2020 and 2021, 31,310,524, 35,763,090 and 16,297,722 Class A ordinary shares are held in the Share Scheme Trust for the purpose of granting awarded shares to the participants under the Share Award Schemes.

(iv)	Repurchase of shares
In December 2019, the board of directors of the Company authorized a share repurchase program under which the Company may repurchase up to US$400 million of its Class A ordinary shares in the form of ADSs during a twelve-month period commencing on December 15, 2019.
During the year ended December 31, 2020, the Company repurchased 1,936,742 ADSs from the open market, at an aggregate consideration of approximately US$19 million in cash under this share repurchase program. The Company accounts for the repurchased ordinary shares as treasury stock under the cost method, and records it as a component of the shareholders’ equity.
In March 2021, the board of directors of the Company authorized a share repurchase program under which the Company may repurchase up to US$1 billion of its Class A ordinary shares in the form of ADSs, the first half has completed during a twelve-month period commencing on March 29, 2021 while the second half is approved to perform during a twelve-month period commencing on December 15, 2021.
During the year ended December 31, 2021, the Company repurchased 49,046,329 ADSs from the open market, at an aggregate consideration of approximately US$553 million in cash under this share repurchase program. The Company accounts for the repurchased ordinary shares as treasury stock under the cost method, and records it as a component of the shareholders’ equity.